Guarantor Subsidiaries (Consolidating Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 327,163	$ 294,741	$ 57,373
Accounts receivable-trade, less allowance for doubtful accounts of $4,456 in 2014 and $4,456 in 2013	138,466	191,904
Inventories, at lower of cost or market	157,046	157,795
Prepaid expenses and other current assets	11,710	12,217
Current assets held for sale	56,328	25,759
Total current assets	690,713	682,416
Property, plant and equipment, at cost less accumulated depreciation and amortization of $663,067 in 2014 and $588,371 in 2013	1,248,081	1,189,082
Investments in subsidiaries	0	0
Other assets	10,543	1,667
Deferred tax assets	0	0
Noncurrent assets held for sale	0	15,399
Total assets	1,949,337	1,888,564	2,010,403
Current liabilities
Current maturities of long-term debt	0	14,000
Inter-company accounts payable	0	0
Trade accounts payable and accrued liabilities	381,271	429,763
Income taxes payable	18,362	71,493
Deferred income taxes	522	7,143
Current liabilities held for sale	12,925	4,118
Total current liabilities	413,080	526,517
Long-term debt	488,250	541,381
Deferred income taxes	137,882	128,451
Asset retirement obligations	22,245	17,130
Deferred credits and other liabilities	29,175	18,749
Total liabilities	1,090,632	1,232,228
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)	0	0
Common Stock, par $0.01, (authorized 200,000,000 shares, 46,767,164 issued and 46,743,633 shares issued and outstanding at 2014 and 2013, respectively)	468	467
Treasury stock (1,056,689 shares held at December 31, 2014)	(51,073)	0
Additional paid in capital (APIC)	557,871	548,293
Retained earnings	351,439	107,576
Total stockholders' equity	858,705	656,336	1,104,451	$ 1,118,947
Total liabilities and stockholders' equity/net investment	1,949,337	1,888,564
Eliminations [Member]
Current assets
Cash and cash equivalents	0	0	0
Accounts receivable-trade, less allowance for doubtful accounts of $4,456 in 2014 and $4,456 in 2013	0	0
Inventories, at lower of cost or market	0	0
Prepaid expenses and other current assets	0	0
Current assets held for sale	0	0
Total current assets	0	0
Property, plant and equipment, at cost less accumulated depreciation and amortization of $663,067 in 2014 and $588,371 in 2013	0	0
Investments in subsidiaries	(1,757,540)	(1,228,837)
Other assets	0	(87,740)
Deferred tax assets	$ 0	0
Noncurrent assets held for sale		0
Total assets	$ (1,757,540)	(1,316,577)
Current liabilities
Current maturities of long-term debt	0	0
Inter-company accounts payable		0
Trade accounts payable and accrued liabilities	0	0
Income taxes payable	0	0
Deferred income taxes	0	0
Current liabilities held for sale	0	0
Total current liabilities	0	0
Long-term debt	$ 0	0
Deferred income taxes		0
Asset retirement obligations	$ 0	0
Deferred credits and other liabilities	0	0
Total liabilities	0	0
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)	0	0
Common Stock, par $0.01, (authorized 200,000,000 shares, 46,767,164 issued and 46,743,633 shares issued and outstanding at 2014 and 2013, respectively)	(61)	(61)
Treasury stock (1,056,689 shares held at December 31, 2014)	0	0
Additional paid in capital (APIC)	(1,316,516)	(1,316,516)
Retained earnings	(440,963)	0
Total stockholders' equity	(1,757,540)	(1,316,577)
Total liabilities and stockholders' equity/net investment	(1,757,540)	(1,316,577)
Parent Company [Member]
Current assets
Cash and cash equivalents	0	0
Accounts receivable-trade, less allowance for doubtful accounts of $4,456 in 2014 and $4,456 in 2013	0	0
Inventories, at lower of cost or market	0	0
Prepaid expenses and other current assets	0	0
Current assets held for sale	0	0
Total current assets	0	0
Property, plant and equipment, at cost less accumulated depreciation and amortization of $663,067 in 2014 and $588,371 in 2013	0	0
Investments in subsidiaries	1,580,277	1,228,837
Other assets	0	0
Deferred tax assets	0	0
Noncurrent assets held for sale	0	0
Total assets	1,580,277	1,228,837
Current liabilities
Current maturities of long-term debt	0	0
Inter-company accounts payable	51,348	0
Trade accounts payable and accrued liabilities	0	0
Income taxes payable	0	0
Deferred income taxes	0	0
Current liabilities held for sale	0	0
Total current liabilities	51,348	0
Long-term debt	0	0
Deferred income taxes	0	0
Asset retirement obligations	0	0
Deferred credits and other liabilities	0	0
Total liabilities	51,348	0
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)	0	0
Common Stock, par $0.01, (authorized 200,000,000 shares, 46,767,164 issued and 46,743,633 shares issued and outstanding at 2014 and 2013, respectively)	468	467
Treasury stock (1,056,689 shares held at December 31, 2014)	(51,073)	0
Additional paid in capital (APIC)	1,228,095	1,228,370
Retained earnings	351,439	0
Total stockholders' equity	1,528,929	1,228,837
Total liabilities and stockholders' equity/net investment	1,580,277	1,228,837
Issuer [Member]
Current assets
Cash and cash equivalents	327,163	294,741	57,373
Accounts receivable-trade, less allowance for doubtful accounts of $4,456 in 2014 and $4,456 in 2013	138,466	191,904
Inventories, at lower of cost or market	157,046	157,795
Prepaid expenses and other current assets	11,710	12,217
Current assets held for sale	0	0
Total current assets	634,385	656,657
Property, plant and equipment, at cost less accumulated depreciation and amortization of $663,067 in 2014 and $588,371 in 2013	1,248,081	1,189,082
Investments in subsidiaries	177,263	0
Other assets	10,543	89,407
Deferred tax assets	0	0
Noncurrent assets held for sale	0	0
Total assets	2,070,272	1,935,146
Current liabilities
Current maturities of long-term debt	0	14,000
Inter-company accounts payable	82,528	119,366
Trade accounts payable and accrued liabilities	381,271	429,763
Income taxes payable	18,348	71,450
Deferred income taxes	522	7,143
Current liabilities held for sale	0	0
Total current liabilities	482,669	641,722
Long-term debt	488,250	541,381
Deferred income taxes	137,882	128,451
Asset retirement obligations	22,245	17,130
Deferred credits and other liabilities	29,175	18,749
Total liabilities	1,160,221	1,347,433
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)	0	0
Common Stock, par $0.01, (authorized 200,000,000 shares, 46,767,164 issued and 46,743,633 shares issued and outstanding at 2014 and 2013, respectively)	1	1
Treasury stock (1,056,689 shares held at December 31, 2014)	0	0
Additional paid in capital (APIC)	558,611	548,758
Retained earnings	351,439	38,954
Total stockholders' equity	910,051	587,713
Total liabilities and stockholders' equity/net investment	2,070,272	1,935,146
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	0	0	0
Accounts receivable-trade, less allowance for doubtful accounts of $4,456 in 2014 and $4,456 in 2013	0	0
Inventories, at lower of cost or market	0	0
Prepaid expenses and other current assets	0	0
Current assets held for sale	0	0
Total current assets	0	0
Property, plant and equipment, at cost less accumulated depreciation and amortization of $663,067 in 2014 and $588,371 in 2013	0	0
Investments in subsidiaries	0	0
Other assets	0	0
Deferred tax assets	0	0
Noncurrent assets held for sale	0	0
Total assets	0	0
Current liabilities
Current maturities of long-term debt	0	0
Inter-company accounts payable	(52,077)	(52,107)
Trade accounts payable and accrued liabilities	0	0
Income taxes payable	14	43
Deferred income taxes	0	0
Current liabilities held for sale	0	0
Total current liabilities	(52,063)	(52,064)
Long-term debt	0	0
Deferred income taxes	0	0
Asset retirement obligations	0	0
Deferred credits and other liabilities	0	0
Total liabilities	(52,063)	(52,064)
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)	0	0
Common Stock, par $0.01, (authorized 200,000,000 shares, 46,767,164 issued and 46,743,633 shares issued and outstanding at 2014 and 2013, respectively)	60	60
Treasury stock (1,056,689 shares held at December 31, 2014)	0	0
Additional paid in capital (APIC)	52,004	52,004
Retained earnings	(1)	0
Total stockholders' equity	52,063	52,064
Total liabilities and stockholders' equity/net investment	0	0
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	0	0	$ 0
Accounts receivable-trade, less allowance for doubtful accounts of $4,456 in 2014 and $4,456 in 2013	0	0
Inventories, at lower of cost or market	0	0
Prepaid expenses and other current assets	0	0
Current assets held for sale	56,328	25,759
Total current assets	56,328	25,759
Property, plant and equipment, at cost less accumulated depreciation and amortization of $663,067 in 2014 and $588,371 in 2013	0	0
Investments in subsidiaries	0	0
Other assets	0	0
Deferred tax assets	0	0
Noncurrent assets held for sale	0	15,399
Total assets	56,328	41,158
Current liabilities
Current maturities of long-term debt	0	0
Inter-company accounts payable	(81,799)	(67,259)
Trade accounts payable and accrued liabilities	0	0
Income taxes payable	0	0
Deferred income taxes	0	0
Current liabilities held for sale	12,925	4,118
Total current liabilities	(68,874)	(63,141)
Long-term debt	0	$ 0
Deferred income taxes	0
Asset retirement obligations	0	$ 0
Deferred credits and other liabilities	0	0
Total liabilities	(68,874)	(63,141)
Stockholders' Equity/Net Investment
Preferred Stock, par $0.01, (authorized 20,000,000 shares, none outstanding)	0	0
Common Stock, par $0.01, (authorized 200,000,000 shares, 46,767,164 issued and 46,743,633 shares issued and outstanding at 2014 and 2013, respectively)	0	0
Treasury stock (1,056,689 shares held at December 31, 2014)	0	0
Additional paid in capital (APIC)	35,677	35,677
Retained earnings	89,525	68,622
Total stockholders' equity	125,202	104,299
Total liabilities and stockholders' equity/net investment	$ 56,328	$ 41,158